Other Income and Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Loss related to sale of certain assets	$ 57	$ 6	$ 7
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	34	20	15
Access Midstream [Member]
Segment Reporting Information [Line Items]
Loss related to sale of certain assets	10	0	0
Impairment of certain assets held for sale	12	0	0
Access Midstream [Member] | Employee costs [Member] | Selling, General and Administrative Expenses [Member]
Segment Reporting Information [Line Items]
Business Combination, Integration Related Costs	15
Access Midstream [Member] | Employee costs [Member] | Operation and maintenance [Member]
Segment Reporting Information [Line Items]
Business Combination, Integration Related Costs	15
Access Midstream [Member] | Merger [Member]
Segment Reporting Information [Line Items]
Business Combination, Integration Related Costs	11
Northeast G&P [Member]
Segment Reporting Information [Line Items]
Contingency gain settlement	(154)	0	0
Impairment of certain assets	30	0	0
Net Gain Related To Acreage Dedication Release	(12)	0	0
Northeast G&P [Member] | Producer claim [Member]
Segment Reporting Information [Line Items]
Loss associated with a producer claim	0	25	0
Atlantic-Gulf [Member]
Segment Reporting Information [Line Items]
Impairment of certain assets	10	0	0
Amortization of regulatory asset associated with asset retirement obligations	33	30	7
Project feasibility costs	2	4	21
Capitalization of project feasibility costs previously expensed	(5)	(1)	(19)
Atlantic-Gulf [Member] | Asset Impairment for Regulatory Action [Member]
Segment Reporting Information [Line Items]
Impairment of certain assets	(3)	12	0
Insurance recoveries	0	(16)	0
NGL & Petchem Services [Member] | Geismar Incident [Member]
Segment Reporting Information [Line Items]
Insurance recoveries	(246)	(50)
Insurance deductible expense		13
Insurable Expenses in Excess of our Deductibles	14	10
NGL & Petchem Services [Member] | Geismar Incident [Member] | Property Damage And Business Interruption Coverage [Member]
Segment Reporting Information [Line Items]
Maximum insurance recoverable amount	500
NGL & Petchem Services [Member] | Geismar Incident [Member] | Property Damage [Member]
Segment Reporting Information [Line Items]
Insurance deductibles	10
NGL & Petchem Services [Member] | Geismar Incident [Member] | Business Interruption [Member]
Segment Reporting Information [Line Items]
Duration of waiting period before business interruption coverage begins	60 days
NGL & Petchem Services [Member] | Geismar Incident [Member] | General Liability Coverage [Member]
Segment Reporting Information [Line Items]
Maximum insurance recoverable amount	610
Insurance deductibles	2
NGL & Petchem Services [Member] | Geismar Incident [Member] | Workers Compensation Coverage [Member]
Segment Reporting Information [Line Items]
Insurance deductibles	$ 1